Commitments (Tables)	12 Months Ended
Jun. 30, 2017
Commitments and Contingencies Disclosure [Abstract]
Other Commitments [Table Text Block]
	2017	2016
Capital expenditures contracted for are analyzed as follows:
Contracted but not provided for:
Property, plant and equipment	$-	$2,644,636